Financial Instruments and Fair Value Disclosures - Summary of Valuation in Box Ships (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 2,956,250	$ 11,309,375	$ 19,987,743
Quoted Prices in Active Markets (Level 1)
Derivatives Fair Value [Line Items]
Investment in equity affiliate - Box Ships Inc.	$ 2,956,250	$ 11,309,375